Net finance costs	12 Months Ended
Jun. 30, 2021
Net finance costs
Net finance costs
8	Net finance costs

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Dividends received from investments		–	44	42
Notional interest received		4	102	—
Interest received on		852	776	745
other long-term investments		40	28	27
loans and receivables		199	293	334
cash and cash equivalents		613	455	384
Per income statement		856	922	787
Less: notional interest		(4)	(102)	—
Less: interest received on tax		(15)	(28)	(105)
Per the statement of cash flows		837	792	682
Finance costs
Debt		5 238	8 226	6 088
debt		4 855	8 090	6 044
interest rate swap – net settlements		383	136	44
Preference share dividends		–	—	116
Interest on lease liabilities		1 488	1 465	871
Other¹		84	52	(462)
		6 810	9 743	6 613
Amortisation of loan costs	17	160	135	725
Notional interest	33	668	945	857
Total finance costs		7 638	10 823	8 195
Amounts capitalised to assets under construction a class of Property, plant and equipment²	20	(880)	(3 520)	(6 942)
Per income statement		6 758	7 303	1 253
Total finance costs before amortisation of loan costs and notional interest		6 810	9 743	6 613
Add: modification (loss)/gain	17	–	(1 193)	109
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(637)	(1 412)	(1 025)
Less: interest reversed on tax payable		–	16	525
Per the statement of cash flows		6 173	7 154	6 222
1	Interest accrued on tax payable in 2019 relates mainly to our tax litigation claim.
2	Finance costs capitalised decreased due to the LCCP units reaching beneficial operation.